Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and accrued income other than contract assets [abstract]
Current	R$ 99,922	R$ 123,699
Non-current	R$ 73,387	R$ 74,813